Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Pointer Telocation Ltd
Entity Central Index Key	0000920532
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	PNTR
Entity Common Stock, Shares Outstanding	8,059,094
Amendment Description	This Amendment No. 1 on Form 20-F/A (this "Amendment") to the annual report on Form 20-F for the fiscal year ended December 31, 2017, as filed by Pointer Telocation Ltd. (the "Company" or "we") with the Securities and Exchange Commission (the "Commission") on March 27, 2018 (the "Form 20-F"), is being filed solely to correct an inadvertent omission of the audit report of Mazars Certified Public Accountants, the auditor of our POINTER SA (PTY) LTD. subsidiary, in the electronic version of the Form 20-F. Therefore, we are filing this Amendment to our Form 20-F to include the audit report of Mazars Certified Public Accountants together with the consolidated financial statements included in Item 18 of our Form 20-F. In addition, we are (i) filing the amended consents of our auditors as Exhibits 14.1, 14.2, 14.3 and 14.4 and (ii) filing or furnishing, as indicated herein, as Exhibits 12.1, 12.2, 13.1 and 13.2, currently dated certifications. This Amendment speaks as of the date of the initial filing of the Form 20-F and, other than as described above, this Amendment does not, and does not purport to, amend, update or restate any other information or disclosure included in the Form 20-F, and does not purport to, reflect any events that have occurred after the date of the initial filing of the Form 20-F.